Trade and Other receivables (Tables)	9 Months Ended
Sep. 30, 2022
Trade and Other receivables.
Schedule of trade and other receivables

	As at
	September 30,	December 31,
(in EUR 000)	2022	2021
Trade receivables	757	226
R&D incentive receivable (Australia)	935	1,616
VAT receivable	458	524
Current tax receivable	132	71
Foreign currency swaps	66	—
Other	431	75
Total trade and other receivables	2,779	2,512